Property and Equipment	9 Months Ended
Sep. 30, 2011
Property and Equipment [Abstract]
Property and Equipment

Note 9 — Property and Equipment

As of December 31, 2010 and 2009, property and equipment consisted of the following:

	December 31, 2010	December 31, 2009
Lab equipment	$18,685	$—
Computer equipment and software	10,989	—

	29,674	—
Less: Accumulated depreciation and amortization	(8,085)	—

Property and equipment, net	$21,589	$—

Depreciation expense was $8,085 for the year ending December 31, 2010.